                                                    ----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:   3235-0006
                                                    Expires:   December 31, 2009
                                                    Estimated average burden
                                                    hours per form  . . . . 22.8
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [ ]: Amendment Number:
                                               ----
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Netols Asset Management, Inc.
Address: 1045 W. Glen Oaks Lane, Suite 202
         Mequon, WI 53092

Form 13F File Number 28-12202

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Jeffrey W. Netols
Title: President
Phone: 262-240-2930

Signature, Place, and Date of Signing:


/s/ Jeffrey W. Netols     Mequon, WI    February 13, 2009
---------------------   -------------
     (Signature)        (City, State)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:          140
Form 13F Information Table Value Total:     $486,505
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.   Form 13F File No.   Name
---   -----------------   -----------------------
 1    28-12088            Forward Management, LLC

                           Form 13F INFORMATION TABLE
                                   12/31/2008

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8

                                                                                                              VOTING AUTHORITY
            NAME                    TITLE                 VALUE     SHARES/  SH/ PUT/ INVESTMENT  OTHER   -----------------------
          OF ISSUER                OF CLASS     CUSIP   (X$1,000)  PRINCIPAL PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
------------------------------- ------------- --------- --------- ---------- --- ---- ---------- -------- ---------  ------- ----
99 CENTS ONLY STORES                 COM      65440K106        33      3,052 SH          OTHER       1                 3,052
99 CENTS ONLY STORES                 COM      65440K106     9,500    869,201 SH          SOLE                869,201
ABERCROMBIE & FITCH CO               CL A     002896207        15        648 SH          OTHER       1                   648
ABERCROMBIE & FITCH CO               CL A     002896207     4,117    178,444 SH          SOLE                178,444
ARBITRON INC                         COM      03875Q108        12        896 SH          OTHER       1                   896
ARBITRON INC                         COM      03875Q108     3,361    253,108 SH          SOLE                253,108
ALASKA COMMUNICATIONS SYS GR         COM      01167P101        11      1,167 SH          OTHER       1                 1,167
ALASKA COMMUNICATIONS SYS GR         COM      01167P101     3,034    323,422 SH          SOLE                323,422
ALEXANDER & BALDWIN INC              COM      014482103        15        616 SH          OTHER       1                   616
ALEXANDER & BALDWIN INC              COM      014482103     4,466    178,224 SH          SOLE                178,224
AMERICAN SCIENCE & ENGR INC          COM      029429107        37        505 SH          OTHER       1                   505
AMERICAN SCIENCE & ENGR INC          COM      029429107    10,498    141,943 SH          SOLE                141,943
ARBOR RLTY TR INC                    COM      038923108         6      2,202 SH          OTHER       1                 2,202
ARBOR RLTY TR INC                    COM      038923108     1,727    585,575 SH          SOLE                585,575
C & D TECHNOLOGIES INC               COM      124661109        10      3,208 SH          OTHER       1                 3,208
C & D TECHNOLOGIES INC               COM      124661109     2,777    887,316 SH          SOLE                887,316
CACI INTL INC                        CL A     127190304        40        882 SH          OTHER       1                   882
CACI INTL INC                        CL A     127190304    11,235    249,165 SH          SOLE                249,165
CHAMPION ENTERPRISES INC             COM      158496109         3      4,708 SH          OTHER       1                 4,708
CHAMPION ENTERPRISES INC             COM      158496109       705  1,259,281 SH          SOLE              1,259,281
CHATTEM INC                          COM      162456107        40        561 SH          OTHER       1                   561
CHATTEM INC                          COM      162456107    11,253    157,322 SH          SOLE                157,322
CHEESECAKE FACTORY INC               COM      163072101        16      1,632 SH          OTHER       1                 1,632
CHEESECAKE FACTORY INC               COM      163072101     4,609    456,316 SH          SOLE                456,316
COMMERCIAL METALS CO                 COM      201723103        19      1,579 SH          OTHER       1                 1,579
COMMERCIAL METALS CO                 COM      201723103     5,128    432,038 SH          SOLE                432,038
CORINTHIAN COLLEGES INC              COM      218868107        39      2,354 SH          OTHER       1                 2,354
CORINTHIAN COLLEGES INC              COM      218868107    10,863    663,618 SH          SOLE                663,618
CARTER INC                           COM      146229109        48      2,488 SH          OTHER       1                 2,488
CARTER INC                           COM      146229109    13,663    709,406 SH          SOLE                709,406
CEDAR SHOPPING CTRS INC            COM NEW    150602209        17      2,368 SH          OTHER       1                 2,368
CEDAR SHOPPING CTRS INC            COM NEW    150602209     4,767    673,358 SH          SOLE                673,358
CERADYNE INC                         COM      156710105        15        758 SH          OTHER       1                   758
CERADYNE INC                         COM      156710105     4,353    214,316 SH          SOLE                214,316
COMPASS MINERALS INTL INC            COM      20451N101        49        836 SH          OTHER       1                   836
COMPASS MINERALS INTL INC            COM      20451N101    13,961    238,006 SH          SOLE                238,006
DEVRY INC DEL                        COM      251893103        38        660 SH          OTHER       1                   660
DEVRY INC DEL                        COM      251893103    10,699    186,355 SH          SOLE                186,355
ENCORE ACQUISITION CO                COM      29255W100        19        737 SH          OTHER       1                   737
ENCORE ACQUISITION CO                COM      29255W100     5,198    203,670 SH          SOLE                203,670
ENGLOBAL CORP                        COM      293306106         5      1,545 SH          OTHER       1                 1,545
ENGLOBAL CORP                        COM      293306106     1,461    449,488 SH          SOLE                449,488
EAST WEST BANCORP INC                COM      27579R104        39      2,431 SH          OTHER       1                 2,431
EAST WEST BANCORP INC                COM      27579R104    10,877    681,099 SH          SOLE                681,099
FIRST INDUSTRIAL REALTY TRUS         COM      32054K103         8      1,059 SH          OTHER       1                 1,059
FIRST INDUSTRIAL REALTY TRUS         COM      32054K103     2,219    293,918 SH          SOLE                293,918
FIRST MIDWEST BANCORP DEL            COM      320867104        15        744 SH          OTHER       1                   744
FIRST MIDWEST BANCORP DEL            COM      320867104     4,113    205,959 SH          SOLE                205,959
FOREST OIL CORP                 COM PAR $0.01 346091705        15        934 SH          OTHER       1                   934
FOREST OIL CORP                 COM PAR $0.01 346091705     4,202    254,809 SH          SOLE                254,809
FAIR ISAAC CORP                      COM      303250104        25      1,475 SH          OTHER       1                 1,475
FAIR ISAAC CORP                      COM      303250104     6,911    409,890 SH          SOLE                409,890
FREDS INC                            CL A     356108100        34      3,174 SH          OTHER       1                 3,174
FREDS INC                            CL A     356108100     9,762    907,293 SH          SOLE                907,293
FUEL TECH INC                        COM      359523107        17      1,644 SH          OTHER       1                 1,644
FUEL TECH INC                        COM      359523107     4,830    456,071 SH          SOLE                456,071
GATX CORP                            COM      361448103        19        612 SH          OTHER       1                   612
GATX CORP                            COM      361448103     5,430    175,343 SH          SOLE                175,343
GENTIVA HEALTH SERVICES INC          COM      37247A102        44      1,511 SH          OTHER       1                 1,511
GENTIVA HEALTH SERVICES INC          COM      37247A102    12,546    428,791 SH          SOLE                428,791
GTSI CORP                            COM      36238K103        14      2,265 SH          OTHER       1                 2,265
GTSI CORP                            COM      36238K103     2,215    369,118 SH          SOLE                369,118
GENERAL CABLE CORP DEL NEW           COM      369300108        24      1,349 SH          OTHER       1                 1,349
GENERAL CABLE CORP DEL NEW           COM      369300108     6,736    380,771 SH          SOLE                380,771
GENERAL MARITIME CORP                SHS      Y2692M103        24      2,249 SH          OTHER       1                 2,249
GENERAL MARITIME CORP                SHS      Y2692M103     6,911    639,921 SH          SOLE                639,921
GENESEE & WYO INC                    CL A     371559105        31      1,013 SH          OTHER       1                 1,013
GENESEE & WYO INC                    CL A     371559105     8,724    286,022 SH          SOLE                286,022
GLACIER BANCORP INC NEW              COM      37637Q105        13        661 SH          OTHER       1                   661
GLACIER BANCORP INC NEW              COM      37637Q105     3,550    186,652 SH          SOLE                186,652
HAEMONETICS CORP                     COM      405024100        34        596 SH          OTHER       1                   596
HAEMONETICS CORP                     COM      405024100     9,485    167,883 SH          SOLE                167,883
ICU MED INC                          COM      44930G107        42      1,253 SH          OTHER       1                 1,253
ICU MED INC                          COM      44930G107    11,601    350,049 SH          SOLE                350,049
IDEX CORP                            COM      45167R104        18        766 SH          OTHER       1                   766
IDEX CORP                            COM      45167R104     5,250    217,403 SH          SOLE                217,403
ION GEOPHYSICAL CORP                 COM      462044108         7      1,931 SH          OTHER       1                 1,931
ION GEOPHYSICAL CORP                 COM      462044108     1,893    551,941 SH          SOLE                551,941
KAYDON CORP                          COM      486587108        20        589 SH          OTHER       1                   589
KAYDON CORP                          COM      486587108     5,725    166,653 SH          SOLE                166,653
LANCE INC                            COM      514606102        44      1,939 SH          OTHER       1                 1,939
LANCE INC                            COM      514606102    12,596    549,071 SH          SOLE                549,071
MANTECH INTL CORP                    CL A     564563104        46        848 SH          OTHER       1                   848
MANTECH INTL CORP                    CL A     564563104    12,902    238,093 SH          SOLE                238,093
MGIC INVT CORP WIS                   COM      552848103        18      5,068 SH          OTHER       1                 5,068
MGIC INVT CORP WIS                   COM      552848103     4,974  1,429,208 SH          SOLE              1,429,208
MEDICAL ACTION INDS INC              COM      58449L100        24      2,414 SH          OTHER       1                 2,414
MEDICAL ACTION INDS INC              COM      58449L100     6,880    687,954 SH          SOLE                687,954
MERIT MED SYS INC                    COM      589889104        55      3,064 SH          OTHER       1                 3,064
MERIT MED SYS INC                    COM      589889104    15,568    868,264 SH          SOLE                868,264
MID-AMER APT CMNTYS INC              COM      59522J103        29        791 SH          OTHER       1                   791
MID-AMER APT CMNTYS INC              COM      59522J103     8,320    223,896 SH          SOLE                223,896
NORTH AMERN ENERGY PARTNERS INC      COM      656844107         7      2,133 SH          OTHER       1                 2,133
NORTH AMERN ENERGY PARTNERS INC      COM      656844107     1,881    563,041 SH          SOLE                563,041
OLD NATL BANCORP IND                 COM      680033107        44      2,396 SH          OTHER       1                 2,396
OLD NATL BANCORP IND                 COM      680033107    12,346    679,869 SH          SOLE                679,869
PSS WORLD MED INC                    COM      69366A100        41      2,198 SH          OTHER       1                 2,198
PSS WORLD MED INC                    COM      69366A100    11,628    617,857 SH          SOLE                617,857
ROBBINS & MYERS INC                  COM      770196103        10        608 SH          OTHER       1                   608
ROBBINS & MYERS INC                  COM      770196103     2,861    176,952 SH          SOLE                176,952
SCHOOL SPECIALTY INC                 COM      807863105        14        708 SH          OTHER       1                   708
SCHOOL SPECIALTY INC                 COM      807863105     3,859    201,856 SH          SOLE                201,856
SMITH & WESSON HLDG CORP             COM      831756101        15      6,729 SH          OTHER       1                 6,729
SMITH & WESSON HLDG CORP             COM      831756101     4,193  1,847,119 SH          SOLE              1,847,119
SUNRISE SENIOR LIVING INC            COM      86768K106         5      2,892 SH          OTHER       1                 2,892
SUNRISE SENIOR LIVING INC            COM      86768K106     1,324    787,810 SH          SOLE                787,810
STEWART INFORMATION SVCS COR         COM      860372101        34      1,449 SH          OTHER       1                 1,449
STEWART INFORMATION SVCS COR         COM      860372101     9,608    409,014 SH          SOLE                409,014
SUN COMMUNITIES INC                  COM      866674104        22      1,585 SH          OTHER       1                 1,585
SUN COMMUNITIES INC                  COM      866674104     6,290    449,317 SH          SOLE                449,317
SURMODICS INC                        COM      868873100        14        569 SH          OTHER       1                   569
SURMODICS INC                        COM      868873100     4,177    165,312 SH          SOLE                165,312
HANOVER INS GROUP INC                COM      410867105        32        738 SH          OTHER       1                   738
HANOVER INS GROUP INC                COM      410867105     9,093    211,621 SH          SOLE                211,621
TENNECO INC                          COM      880349105         4      1,355 SH          OTHER       1                 1,355
TENNECO INC                          COM      880349105     1,110    376,391 SH          SOLE                376,391
TERRA INDS INC                       COM      880915103        18      1,051 SH          OTHER       1                 1,051
TERRA INDS INC                       COM      880915103     4,933    295,895 SH          SOLE                295,895
TETRA TECH INC NEW                   COM      88162G103        16        676 SH          OTHER       1                   676
TETRA TECH INC NEW                   COM      88162G103     4,568    189,154 SH          SOLE                189,154
TRACTOR SUPPLY CO                    COM      892356106        31        868 SH          OTHER       1                   868
TRACTOR SUPPLY CO                    COM      892356106     8,909    246,512 SH          SOLE                246,512
TREEHOUSE FOODS INC                  COM      89469A104        37      1,369 SH          OTHER       1                 1,369
TREEHOUSE FOODS INC                  COM      89469A104    10,611    389,544 SH          SOLE                389,544
UCBH HOLDINGS INC                    COM      90262T308        40      5,886 SH          OTHER       1                 5,886
UCBH HOLDINGS INC                    COM      90262T308    11,402  1,657,231 SH          SOLE              1,657,231
UNDER ARMOUR INC                     CL A     904311107        14        603 SH          OTHER       1                   603
UNDER ARMOUR INC                     CL A     904311107     4,024    168,804 SH          SOLE                168,804
UNITED NAT FOODS INC                 COM      911163103        35      1,956 SH          OTHER       1                 1,956
UNITED NAT FOODS INC                 COM      911163103     9,826    551,404 SH          SOLE                551,404
U S PHYSICAL THERAPY INC             COM      90337L108        19      1,451 SH          OTHER       1                 1,451
U S PHYSICAL THERAPY INC             COM      90337L108     5,476    410,819 SH          SOLE                410,819
VARIAN INC                           COM      922206107        21        627 SH          OTHER       1                   627
VARIAN INC                           COM      922206107     5,907    176,289 SH          SOLE                176,289
WABTEC CORP                          COM      929740108        45      1,123 SH          OTHER       1                 1,123
WABTEC CORP                          COM      929740108    12,759    320,971 SH          SOLE                320,971
WESTAMERICA BANCORPORATION           COM      957090103        43        834 SH          OTHER       1                   834
WESTAMERICA BANCORPORATION           COM      957090103    12,109    236,741 SH          SOLE                236,741
WHITING PETE CORP NEW                COM      966387102        16        467 SH          OTHER       1                   467
WHITING PETE CORP NEW                COM      966387102     4,293    128,290 SH          SOLE                128,290

TOTAL                                                     486,505 31,807,510                              31,693,457 114,053
                                                          ======= ==========                              ========== =======